As filed with the Securities and Exchange Commission on December
                            26, 2002
                                     Registration     No.     33-
49556/811-5672

               SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                            FORM N-4
    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                PRE-EFFECTIVE AMENDMENT NO.              ( )
                POST-EFFECTIVE AMENDMENT NO.  16         (X )

                             and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT
                      COMPANY ACT OF 1940
                       Amendment No. 105                 (X)
                (Check appropriate box or boxes)

                   WRL SERIES ANNUITY ACCOUNT
                   (Exact Name of Registrant)

           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                      (Name of Depositor)
                      570 Carillon Parkway
                   St. Petersburg, FL  33716
(Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code:
                         (727) 299-1800


                         John K. Carter
               Vice President and Senior Counsel
           Western Reserve Life Assurance Co. of Ohio
                      570 Carillon Parkway
                   St. Petersburg, FL  33716
            (Name and Address of Agent for Service)

                            Copy to:

                  Mary Jane Wilson-Bilik, Esq.
                Sutherland Asbill & Brennan LLP
                 1275 Pennsylvania Avenue, N.W.
                  Washington, D.C. 20004-2415


Title of Securities Being Registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space):



      immediately upon filing pursuant to paragraph (b)  of  Rule
485

 Xon December 31, 2002, pursuant to paragraph (b) of Rule 485

__ 60 days after filing pursuant to paragraph (a) of Rule 485

      on            , pursuant to paragraph (a) of Rule 485


















































                             PART A

      THE PROSPECTUS FROM POST-EFFECTIVE AMENDMENT NO. 15,
      AS SUPPLEMENTED, IS INCORPORATED HEREIN BY REFERENCE




















































                      WRL FREEDOM ATTAINER
                        VARIABLE ANNUITY
                         Issued Through
                   WRL SERIES ANNUITY ACCOUNT
                               By
           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

  Supplement Dated December 31, 2002 to Prospectus Dated May 1,
                              2002
                as Supplemented November 1, 2002

Please use this supplement with the WRL Freedom Attainer prospectus dated May 1, 2002, as supplemented November 1, 2002.
Please read this supplement carefully and keep it with your May
1, 2002 prospectus, as supplemented November 1, 2002, for future reference.

Effective as of the date of this supplement, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum Income Benefit Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income Benefit Rider charge increase, the prospectus is amended in the following respects:

SUMMARY

    Section 5. Expenses -- first sentence of last paragraph on page 7:

   If you select the Guaranteed Minimum Income Benefit Rider, there is a current annual rider charge during the accumulation phase of 0.45% of the minimum annuitization value (not to exceed
0.50% if you upgrade the rider).

ANNUITY CONTRACT FEE TABLE

    fifth and sixth line items in the first column under Owner
  Transaction Expenses on page 13:

Guaranteed Minimum Income
Benefit Rider Charge During the
Accumulation Period (optional) (5).............0.45%
Guaranteed Minimum Income Benefit
Rider Charge After Upgrade (5)  (optional)
 Current........................0.45%
 Maximum.......................0.50%

    footnote (5) on page 14 - the first six sentences are replaced with the following:

(5) This rider is optional. You may add this rider when we issue the Contract, or anytime before the annuitant's 90th birthday. If you add it, whether as a new rider or an upgrade, we will impose during the accumulation period an annual rider charge equal to 0.45% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). If you choose to upgrade the rider, the charge for the rider after the upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The remainder of this footnote is unchanged.

EXAMPLES

second paragraph on page 16:

   The expense examples reflect mortality and expense risk and administrative charges totaling 1.25% of subaccount value , the $30 annual Contract charge, plus the Guaranteed Minimum Income Benefit Rider charge of 0.50% (which represents the maximum rider charge after upgrade) of minimum annuitization value (MAV) and the Additional Earnings Rider charge of 0.35% of annuity value. In the examples, the annual Contract charge of $30, the Guaranteed Minimum Benefit Rider charge of 0.50% (which represents the maximum rider charge after upgrade) and the Additional Earnings Rider charge of 0.35% are charged at the end of every Contract year. Because the current Guaranteed Minimum Income Benefit Rider charge is 0.45%, the amounts in the examples will be lower unless or until you upgrade the Guaranteed Minimum Income Benefit Rider at a time when the charge is 0.50%.

Examples table and footnotes on page 16:

                                           If you Annuitize* or
                                            Remain Invested in
                     If You Surrender the   the Contract at the
     Subaccounts     Contract at the End   End of the Applicable
                      of the Applicable    Time Period or If You
                         Time Period        Do Not Surrender or
                                            Annuitize Under the
                                                 Contract
                      1   3    5     10     1    3      5     10
                   Year Years Years  Years  Year Years Years  Years

     WRL AEGON Bond   $88  $127  $171  $329  $28    $87   $151   $329
     WRL Aggressive   96   150   209  404   36  110      189    404
     Asset
     Allocation
     WRL Alger        92   140    192   371    32   100     172  371
     Aggressive
     Growth




     WRL American     98   156   218  420   38  116   198   420
     Century
     International
     WRL Capital      93   143   197  381   33  103   177   381
     Guardian U.S.
     Equity
     WRL Capital      92   139   190  368   32   99   170   368
     Guardian Value
     WRL Clarion      93   141   193  374   33  101   173   374
     Real Estate
     Securities
     WRL              96   152   211  408   36  112   191   408
     Conservative
     Asset
     Allocation
     WRL Dreyfus      93   141   193  374   33  101   173   374
     Mid Cap
     WRL Federated    91   137   186  360   31   97   166   360
     Growth &
     Income
     WRL Gabelli      95   147   203  393   35  107   183   393
     Global Growth
     WRL GE U.S.      92   139   190  368   32   99   170   368
     Equity
     WRL Goldman      93   141   193  374   33  101   173   374
     Sachs Growth
     WRL Great        92   138   188  363   32   98   168   363
     Companies -
     America SM **
     WRL Great        93   141   193  374   33  101   173   374
     Companies -
     Global2
     WRL Great        93   141   193  373   33  101   173   373
     Companies -
     TechnologySM
     WRL J.P.         91   137   187  361   31   97   167   361
     Morgan
     Enhanced Index
     WRL Janus        97   153   213  411   37  113   193   411
     Balanced
     WRL Janus        92   139   191  369   32   99   171   369
     Global
     WRL Janus        92   138   188  363   32   98   168   363
     Growth
     WRL LKCM         93   141   193  374   33  101   173   374
     Capital Growth
     WRL LKCM         92   138   188  363   32   98   168   363
     Strategic
     Total Return
     WRL Moderate     96   151   210  407   36  111   190   407
     Asset
     Allocation





     WRL Moderately   96   151   209  405   36  111   189   405
     Aggressive
     Asset
     Allocation
     WRL Munder       93   141   193  374   33  101   173   374
     Net50
     WRL PBHG Mid     93   141   193  374   33  101   173   374
     Cap Growth
     WRL PBHG/NWQ     92   139   190  368   32   99   170   368
     Value Select
     WRL PIMCO        95   147   203  393   35  107   183   393
     Total Return
     WRL Salomon      93   141   193  374   33  101   173   374
     All Cap
     WRL T. Rowe      93   141   193  374   33  101   173   374
     Price Dividend
     Growth
     WRL T. Rowe      93   141   193  374   33  101   173   374
     Price Small
     Cap
     WRL Third        92   138   189  366   32   98   169   366
     Avenue Value
     WRL              96   150   208  402   36  110   188   402
     Transamerica
     Convertible
     Securities
     WRL              91   136   186  359   31   96   166   359
     Transamerica
     Equity
     WRL              95   147   203  393   35  107   183   393
     Transamerica
     Growth
     Opportunities
     WRL              87   123   163  313   27   83   143   313
     Transamerica
     Money Market
     WRL              90   133   181  349   30   93   161   349
     Transamerica
     U.S.
     Government
     Securities
     WRL              91   137   186  360   31   97   166   360
     Transamerica
     Value Balanced
     ***
     WRL Value Line   93   141   193  374   33  101   173   374
     Aggressive
     Growth
     WRL Van Kampen   92   138   189  366   32   98   169   366
     Emerging
     Growth
     VIP Equity-      91   136   185  358   31   96   165   358
     Income
     Portfolio



     VIP              92   139   190  368   32   99   170   368
     Contrafundr
     Portfolio
     VIP Growth       92   139   191  369   32   99   171   369
     Opportunities
     Portfolio

* You cannot annuitize your Contract before your Contract's fifth anniversary. If you select the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize on any rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.
** As of April 26, 2002, the WRL C.A.S.E. Growth subaccount
   merged into the WRL Great Companies-America SM subaccount.
***     As of April 26, 2002, the WRL AEGON Balanced subaccount
   merged into the WRL Transamerica Value Balanced subaccount.

first paragraph on page 17, second to last sentence, immediately following the Examples table and footnotes:

The Guaranteed Minimum Income Benefit Rider charge has been calculated assuming a current rider charge of 0.50% (which represents the maximum rider charge after upgrade) of MAV and assuming a current MAV annual growth rate of 6%.

SECTION 2.  ANNUITY PAYMENTS (THE INCOME PHASE)

Rider Charge Before Annuitization on page 25 - the first four sentences of the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). If you choose to upgrade, the rider charge is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%.

  The remainder of this paragraph is unchanged.

SECTION 5.  EXPENSES

Guaranteed Minimum Income Benefit Rider Charges on page 38:

  During Accumulation Period. The first two sentences in the first paragraph are replaced with the following:

  Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). The rider charge after an upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%).

  The last sentence of this paragraph is unchanged.

APPENDIX B - HISTORICAL PERFORMANCE DATA

Standardized Performance Data, last paragraph immediately before Table 1, third to last sentence on page 77:

  The optional Guaranteed Minimum Income Benefit Rider charge of
  0.45% of minimum annuitization value ("MAV'') and the optional
  Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

Non-Standardized Performance Data, last paragraph immediately before Table 2 on page 79, second to last sentence:

  The optional Guaranteed Minimum Income Benefit Rider charge of
  0.45% of MAV and the optional Additional Earnings Rider charge of 0.35% of annuity value have not been deducted.

Adjusted Historical Performance Data, paragraph immediately following Table 2, second to last sentence on page 81:

  The  charge for the optional Guaranteed Minimum Income  Benefit
  Rider--0.45% of the minimum annuitization value--and that for the Additional Earnings Rider-0.35% of annuity value--will not be deducted.


WRL00043 - 12/2002



























                             PART B

          THE STATEMENT OF ADDITIONAL INFORMATION FROM
POST-EFFECTIVE AMENDMENT NO. 15, AS SUPPLEMENTED, IS INCORPORATED
                       HEREIN BY REFERENCE











































                      WRL FREEDOM ATTAINER
                        VARIABLE ANNUITY

                         Issued Through
                   WRL SERIES ANNUITY ACCOUNT
                               By
           WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

               Supplement Dated December 31, 2002
    to Statement of Additional Information dated May 1, 2002

Please use this supplement with the WRL Freedom Attainer statement of additional information dated May 1, 2002. Please read this supplement carefully and keep it with your May 1, 2002 statement of additional information for future reference.

Effective as of the date of this supplement, we have increased the Guaranteed Minimum Income Benefit Rider charge from 0.35% to 0.45%. If you purchase this rider or if you upgrade this rider, then the new 0.45% charge will apply. However, if you have already purchased this rider and if you do not upgrade your rider, then your current Guaranteed Minimum Income Benefit Rider charge will remain unchanged.

As a result of the Guaranteed Minimum Income Benefit Rider charge increase, the statement of additional information is amended in the following respects:

HISTORICAL PERFORMANCE DATA

Total Returns - first sentence of first paragraph after formula on page 17:

  For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.45% for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% optional Additional Earnings Rider.

Other Performance Data - second paragraph after formula on page
18, last sentence:

  The charge for the optional Guaranteed Minimum Income Benefit
  Rider of 0.45% of the minimum annuitization value and the Additional Earnings Rider of 0.35% of annuity value will not be deducted.



AG00764 - 12/2002





WRL Series Annuity Account
                             PART C

                        OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements

               The   financial  statements  for  the  WRL  Series
               Annuity  Account  and  for  Western  Reserve  Life
               Assurance Co. of Ohio ("Western Reserve") are included in Part B.

         (b)  Exhibits

               (1) Resolution of the Board of Directors of Western Reserve
                    establishing the separate account. 1/

               (2)  Not Applicable.

               (3)  Distribution of Contracts

(a) Master Service and Distribution Compliance Agreement.
 1/
                    (b) Amendment to Master Service and Distribution Compliance Agreement. 2/
(b) Form of Broker/Dealer Supervisory and Service
Agreement. 2/
                    (d)  Principal Underwriting Agreement. 2/
                    (e)  First Amendment to Principal Underwriting Agreement. 2/

               (4)       (a)        Specimen   Flexible   Payment
                         Variable  Accumulation Deferred  Annuity
                         Contract. 1/
                    (b)  Endorsements     (END000094,      EA122,
                         END00101, END000102,
                         88.07.90 and EA121). 1/
                    (c)  Enhanced Death Benefit Endorsement (EA128). 3/
                    (d)  Guaranteed Minimum Income Benefit Rider (GIB02).  4/
                    (e)  Additional Earnings Rider (AER01).  4/
                    (f) Guaranteed Minimum Death Benefit Endorsements (EA139A, EA139B). 4/

                          (5)         Application  for   Flexible
                     Payment   Variable   Accumulation   Deferred
                     Annuity Contract.

               (6)       (a)       Second  Amended  Articles   of
                         Incorporation of Western Reserve. 1/
                     (b) Certificate of First Amendment to Second Amended Articles of
                         Incorporation of Western Reserve.  5/
                    (c)  Amended  Code of Regulations of  Western
                         Reserve. 1/

               (7)  Not Applicable.

               (8)       (a)       Participation Agreement  Among
                         Variable   Insurance   Products    Fund,
                         Fidelity  Distributors  Corporation  and
                         Western  Reserve Life Assurance  Co.  of
                         Ohio dated June 14, 1999. 6/
                         (b)       Amendment  No. 1  dated  March
                         15,  2000  to Participation Agreement  -
                         Variable Insurance Products Fund. 7/
                    (c)  Second  Amendment dated April  12,  2001
                          to  Participation Agreement -  Variable
                          Insurance Products Fund. 8/
                    (b)  Participation Agreement Among Variable Insurance
                       Products
                         Fund II, Fidelity Distributors Corporation and
                         Western Reserve
                         Life Assurance Co. of Ohio dated June 14, 1999. 6/
                    (c)  Amendment No. 1 dated March 15, 2000 to Participation
                         Agreement -Variable Insurance Products Fund II. 7/
                    (d)  Second Amendment dated April 12, 2001 to Participation
                         Agreement - Variable Insurance Products Fund II. 8/
                    (g) Participation  Agreement  Among  Variable
                         Insurance  Products Fund  III,  Fidelity
                         Distributors  Corporation  and   Western
                         Reserve  Life  Assurance  Co.  of   Ohio
                         dated June 14, 1999. 6/
                         (h)       Amendment  No. 1  dated  March
                         15,  2000  to Participation Agreement  -
                         Variable  Insurance Products  Fund  III.
                         7/
                    (i) Second  Amendment dated  April  12,  2001
                         to  Participation Agreement  -  Variable
                         Insurance Products Fund III. 8/

               (9)  Opinion  and  Consent of Thomas  E.  Pierpan,
                    Esq.  as  to  Legality  of  Securities  Being
                    Registered. 9/

               (10)      (a)       Written Consent of  Sutherland
                         Asbill & Brennan LLP.
                    (b)  Written Consent of Ernst & Young LLP.

               (11) Not Applicable.

               (12) Not Applicable.

               (13)  Schedules  for  Computation  of  Performance
Quotations. 10/

               (14) Not Applicable.

               (15) Powers of Attorney. 11/





1/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
2/ This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/ This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.
4/ This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.
5/ This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
6/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
7/ This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
8/ This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.
9/ This exhibit was previously filed on Post-Effective Amendment No. 10 to Form N-4 dated December 23, 1997 (File No. 33-49556) and is incorporated herein by reference.
10/ This   exhibit   was   previously  filed  on   Post-Effective
    Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.
11/ This   exhibit   was   previously  filed  on   Post-Effective
    Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.


Item 25. Directors and Officers of the Depositor

    Name              Principal     Position and Offices
                       Business     with Depositor
                       Address

    Michael W.           (1)        Chairman of the Board
    Kirby                           and Chief Executive Officer



    Jerome C. Vahl       (1)        Director and President

    Kevin Bachmann       (2)        Director and Vice President


    Brenda K.            (1)        Director and Vice President
    Clancy



    Paul Raeburn         (1)        Director and Vice
                                    President

    Alan M. Yaeger       (2)        Executive Vice
                                    President, Actuary and
                                    Chief Financial Officer

    William H.           (2)        Senior  Vice President,
    Geiger                          Secretary,
                                    Corporate  Counsel  and
                                    Group Vice
                                    President - Compliance

    Allan J.             (2)        Vice         President,
    Hamilton                        Treasurer
                                    And Controller
(1)  4333 Edgewood Road, N.E., Cedar Rapids, Iowa  52499-0001
(2)  570 Carillon Parkway, St. Petersburg, Florida 33716

Item 26.  Persons Controlled By Or Under Common Control With The
Depositor Or Registrant.

VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (52.27%)
 AEGON Nederland N.V. (Netherlands) (100%)
 AEGON Nevak Holding B.V. (Netherlands) (100%)
 AEGON Derivatives N.V. (Netherlands) (100%)
 Transamerica Corporation and subsidiaries (DE) (100%)
 AEGON DMS Holding B.V. (Netherlands) (100%)
   JC Penney Financial & Marketing Services Group Ltd. (Korea)
(100%)
   JC Penney Direct Marketing Services Japan K.K. (Japan) (100%)
   Canadian Premier Holdings Ltd (Canada) (100%)
      Canadian Premier Life Insurance Company (Canada) (100%)
     Legacy General Insurance Company (Canada) (100%)
   Cornerstone International Holdings Ltd (UK) (100%)
      Cornerstone International Marketing Ltd (UK) (100%)
      Stonebridge International Insurance Ltd (UK) (100%)
   JC Penney Direct Asia Pacific Pty Ltd (Australia) (100%)
      JC Penney Direct Service Asia Pacific Pty Ltd (Australia)
(100%)
      JC Penney Insurance Marketing Asia Pacific Pty Ltd
(Australia) (100%)
 AEGON INTERNATIONAL N.V. (Netherlands) (100%)
   The AEGON Trust - voting trust - (Advisory Board: - Donald J.
Shepard, Joseph B. M. Streppel,
   Dennis Hersch) (DE) (100%)
     AEGON U.S. Holding Corporation (DE) (100%)
      CORPA Reinsurance Company (NY) (100%)
      AEGON Management Company (IN) (100%)
      Short Hills Management Company (NJ) (100%)
      AEGON U.S. Corporation (IA) (100%)
       Commonwealth General Corporation and subsidiaries (DE)
(100%)
       AEGON USA, Inc. (IA) (100%)
       RCC North America LLC (DE) (100%)
       Transamerica Holding Company, L.L.C. (DE) (100%)
          Veterans Life Insurance Company (IL) (100%)
            Peoples Benefit Services, Inc. (PA) (100%)
          Transamerica Life Insurance Company (IA) (100%)
            Professional Life & Annuity Insurance Company (AZ)
(100%)
            AEGON Financial Services Group, Inc. (MN) (100%)
               AEGON Assignment Corporation of Kentucky (KY)
(100%)
               AEGON Assignment Corporation (IL) (100%)
               Transamerica Financial Institutions, Inc. (MN)
(100%)
          AEGON Funding Corp. (DE) (100%)
          AEGON USA Investment Management, LLC (IA) (100%)
          First AUSA Life Insurance Company - insurance holding
co.  (MD) (100%)
             AUSA Life Insurance Company, Inc. - insurance  (NY)
(100%)
             United Financial Services, Inc. (MD) (100%)
             Monumental General Casualty Company (MD) (100%)
             Bankers Financial Life Insurance Company (AZ) (100%)
             The Whitestone Corporation (MD) (100%)
             Cadet Holding Corp. (IA) (100%)
             Monumental General Life Insurance Co. of Puerto Rico
(PR) (51%)
             Iowa Fidelity Life Insurance Company (AZ) (100%)
             Southwest Equity Life Insurance Company (AZ) (100%)
             Life Investors Insurance Company of America - insurance  (IA)
             (100%)
                  Apple Partners of Iowa, L.L.C.  (IA) (100%)
                Life Investors Alliance LLC (DE) (100%)
             Western Reserve Life Assurance Co. of Ohio -
insurance (OH) (100%)
               WRL Insurance Agency, Inc. (CA) (100%)
                  WRL Insurance Agency of Alabama, Inc. (AL)
(100%)
                  WRL Insurance Agency of Massachusetts, Inc.
(MA) (100%)
                  WRL Insurance Agency of Nevada, Inc. (NV) (100%
                  WRL Insurance Agency of Wyoming, Inc. (WY)
(100%)
               AEGON Equity Group, Inc. (FL) (100%)
               AEGON/Transamerica Fund Services, Inc. - transfer
          agent (FL) (100%)
               AEGON/Transamerica Fund Advisers, Inc. -
          investment adviser (FL) (100%)
               World Financial Group Insurance Agency, Inc. (CA)
          (100%)
                 World Financial Group Insurance Agency of
                Alabama, Inc. (AL) (100%)
                World Financial Group Insurance Agency of
      Hawaii, Inc. (HI) (100%)
                World Financial Group Insurance Agency of
      Massachusetts, Inc. (MA) (100%)
                World Financial Group Insurance Agency of
      Nevada, Inc. (NV) (100%)
                World Financial Group Insurance Agency of New
      Mexico (NM) (100%)
                World Financial Group Insurance Agency of
      Wyoming, Inc. (WY) (100%)
                WFG Property & Casualty Insurance Agency, Inc.
      (GA) (100%)
                    WFG Property & Casualty Insurance Agency of
      Alabama, Inc. (AL) (100%)
                    WFG Property & Casualty Insurance Agency of
      California, Inc. (CA) (100%)
                    WFG Property & Casualty Insurance Agency of
      of Mississippi, Inc. (MS)
                    (100%)
                    WFG Property & Casualty Insurance Agency of
      Nevada, Inc. (NV) (100%)
                    WFG Property & Casualty Insurance Agency of
      Wyoming, Inc. (WY) (100%)
          AUSA Holding Company - holding company (MD) (100%)
           AEGON USA Investment Management, Inc. - investment
   adviser  (IA) (100%)
           AEGON USA Securities, Inc. - broker-dealer  (IA)
   (100%)
           Transamerica Capital, Inc. (CA) (100%)
           Universal Benefits Corporation - third party
      administrator (IA) (100%)
           Investors Warranty of America, Inc. - provider of automobile extended maintenance contracts (IA) (100%)
           Massachusetts Fidelity Trust Company - trust company
      (IA) (100%)
           Roundit, Inc. (MD) (50%)
           Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
           Diversified Investment Advisors, Inc. - investment
     adviser (DE) (100%)
             Diversified Investors Securities Corp. - broker-
  dealer  (DE) (100%)
             George Beram & Company, Inc. (MA) (100%)
           Creditor Resources, Inc. - credit insurance  (MI)
   (100%)
             Premier Solutions Group, Inc. (MD) (100%)
             CRC Creditor Resources Canadian Dealer Network Inc. - insurance agency (Canada) 100%)
           Money Services, Inc. - financial counseling for employees and agents of affiliated companies (DE) (100%)
             ORBA Insurance Services, Inc. (CA) (40.15%)
             ADB Corporation, L.LC. (DE) (100%)
             AEGON USA Travel and Conference Services, LLC (IA)
        (100%)
             Great Companies, L.L.C. (IA) (30%)
           Zahorik Company, Inc. - broker-dealer  (CA) (100%)
             ZCI, Inc. (AL) (100%)
             Zahorik Texas, Inc. (TX) (100%)
           Monumental General Insurance Group, Inc. - holding
      company  (MD) (100%)
             Monumental General Mass Marketing, Inc. - marketing
        (MD) (100%)
             Trip Mate Insurance Agency, Inc. (KS) (100%)
             Monumental General Administrators, Inc. (MD) (100%)
               National Association Management and Consultant
      Services, Inc. (MD) (100%)
           AEGON Asset Management Services, Inc. (DE) (100%)
             World Group Securities, Inc. (DE) (100%)
             World Financial Group, Inc. (DE) (100%)
           InterSecurities, Inc. - broker-dealer  (DE) (100%)
           Idex Investor Services, Inc. - shareholder services
 (FL) (100%)
           Idex Management, Inc. - investment adviser  (DE)
      (100%)
           AEGON USA Realty Advisors Inc. - real estate investment services (IA) (100%)
            QSC Holding, Inc. (DE) (100%)
             Realty Information Systems, Inc. - information systems for real estate investment management  (IA) (100%)
             AEGON USA Real Estate Services, Inc. (DE) (100%)

Item 27.    Number of Contract Owners.

       As  of  December  18,  2002, 8,265 nonqualified  contracts
    13,458 qualified contracts were in force.

Item 28.    Indemnification

       Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western
       Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                  Ohio General Corporation Law

           Section 1701.13  Authority of corporation.

    (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

    (2)A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

        (a)Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

        (b)Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

    (3)To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

    (4)Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

        (a)By   a  majority  vote  of  a  quorum  consisting   of
directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

        (b)If the quorum described in division (E)(4)(a) of  this
section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

        (c)By the shareholders;

        (d)By the court of common pleas or the court in which such action, suit, or proceeding was brought.

    Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division
(E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

    (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

        (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

        (ii)    Reasonably   cooperate   with   the   corporation
concerning the action, suit, or proceeding.

        (b)Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

    (6)The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

    (7)A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

    (8)The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

    (9)As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

   Second Amended Articles of Incorporation of Western Reserve

                         ARTICLE EIGHTH

    EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

    (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

    (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

    (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

    (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections
(1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

    (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

    (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

    (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

    (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

         Amended Code of Regulations of Western Reserve

                            ARTICLE V

            Indemnification of Directors and Officers

    Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                      Rule 484 Undertaking

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

          (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Contracts. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VL A and Legacy Builder Variable Life Separate Account of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I, Separate Account II, and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, and WRL Series Annuity Account B of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3 of Transamerica Occidental Life Insurance Company; and Separate Account VA-2LNY of Transamerica Life Insurance Company of New York.

            (b)                                         Directors
and Officers of AFSG

                      Principal
      Name             Business  Position and Offices
                       Address   with Underwriter

      Larry N.           (1)     Director and President
      Norman
      Anne M. Spaes      (1)     Director and Vice
                                 President

      Lisa A.            (1)     Director, Vice
      Wachendorf                 President and Chief
                                 Compliance Officer
      John K. Carter     (2)     Vice President

      William G.         (2)     Vice President,
      Cummings                   Treasurer and
                                 Controller

      Thomas R.          (2)     Vice President
      Moriarty

      Christopher G.     (2)     Vice President
      Roetzer
      Michael V.         (2)     Vice President
      Williams
      Frank A. Camp      (1)     Secretary

      Priscilla I.       (2)     Assistant Vice
      Hechler                    President and Assistant
                                 Secretary

      Linda Gilmer       (1)     Assistant Treasurer

      Darin D. Smith     (1)     Vice President and
                                 Assistant Secretary

      Teresa L.          (1)     Assistant Compliance
      Stolba                     Officer

      Emily Bates        (3)     Assistant Treasurer

      Clifton W.         (4)     Assistant Treasurer
      Flenniken
_____________

(1)  4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
(2)  570 Carillon Parkway, St. Petersburg, FL  33716-1202
(3)  400 West Market Street, Louisville, Kentucky 40202
(4)  1111 North Charles Street, Baltimore, Maryland 21201

        (c) Compensation to Principal Underwriter

                       Net
       Name of     Underwriting  Compensation  Brokerage
      Principal     Discounts      on         Commissions  Commissions
     Underwriter       and      Redemption
                   Commissions
   AFSG                 0          0      $                    0
   Securities                             56,595,212 (1)
   Corporation
                        0          0      $113,821,344 (2)     0
(1)  fiscal year 2001
(2)  fiscal year 2000

Item 30.    Location of Accounts and Records

        All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve,
        570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.    Management Services

        Not Applicable

Item 32.    Undertakings

        Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

        Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

        Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

        Registrant  agrees to deliver any Statement of Additional
        Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.    Section 403(b)(11) Representation

        Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.





        Texas ORP Representation

        The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

















































                           SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the
Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 26th day of December, 2002.


                                     WRL SERIES ANNUITY ACCOUNT
                                     (Registrant)


                              By:  /s/ Michael W. Kirby

                                       Michael W. Kirby,
                                       Chairman of the Board and
                                       Chief Executive
                                       Officer of
                                       Western Reserve Life
                                       Assurance Co. of Ohio */

                                       WESTERN RESERVE LIFE ASSURANCE
                                       CO. OF OHIO
                                       (Depositor)



                                   By:  /s/ Michael W. Kirby

                                        Michael W. Kirby, Chairman
                                        of the Board and
                                        Chief Executive Officer */


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                     Date

/s/  Michael  W. Kirby   Chairman of the Board and     December  26, 2002
Michael W. Kirby */      Chief Executive Officer

/s/ Jerome C. Vahl       Director and President        December 26, 2002
Jerome C. Vahl */





/s/  Kevin Bachmann     Director and Vice President    December26, 2002
Kevin Bachmann */

/s/  Brenda K. Clancy   Director and Vice President      December 26, 2002
Brenda K. Clancy */

/s/  Paul  Raeburn       Director and Vice President     December 26, 2002
Paul Raeburn */

/s/  Alan  M. Yaeger   Executive Vice President,         December  26, 2002
Alan M. Yaeger         Actuary and Chief Financial
                       Officer



/s/  Allan  J. Hamilton  Vice President, Treasurer      December  26, 2002
Allan J. Hamilton      and Controller


*/  /s/ John K. Carter
     Signed by John K. Carter
     As Attorney in Fact



































                          Exhibit Index


Exhibit     Description
No.             of Exhibit

24(b)(10)(a)        Written Consent of Sutherland Asbill & Brennan LLP

24(b)(10)(b)        Written Consent of Ernst & Young LLP














































EX-99.2.A


                      Exhibit 24(b)(10)(a)

           Consent of Sutherland Asbill & Brennan LLP





















































                       [S.A.B. Letterhead]








                        December 26, 2002




Board of Directors
Western Reserve Life Assurance Co. of Ohio
WRL Series Annuity Account
570 Carillon Parkway
St. Petersburg, FL  33716

        RE: WRL Series Annuity Account
            WRL Freedom Attainer
            File No. 33-49556/811-5672

Gentlemen:

         We hereby consent to the use of our name under the caption "Legal Matters" in the Statement of Additional Information contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-49556) of the WRL Series Annuity Account filed by Western Reserve Life Assurance Co. of Ohio with the Securities and Exchange Commission. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                             Very truly yours,

                             SUTHERLAND ASBILL & BRENNAN LLP



                             By: /s/ Mary Jane Wilson-Bilik
                                 Mary Jane Wilson-Bilik











EX-99.C1

                      Exhibit 24(b)(10)(b)

                  Consent of Ernst & Young LLP






















































                 Consent of Independent Auditors


  We consent to the incorporation by reference in Post-Effective Amendment No. 16 to the Registration Statement (Form N-4 No. 33-49556) of the WRL Series Annuity Account and in the related Prospectus of our reports (1) dated February 15, 2002 with respect to the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, and
  (2) dated January 31, 2002 with respect to the financial statements of the WRL Series Annuity Account.

                                               ERNST & YOUNG LLP


  Des Moines, Iowa
  December 23, 2002